SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Diversified Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 78.6%

Communication Services — 6.9%
Alphabet Inc, Cl A *	32,959	$5,365
Alphabet Inc, Cl C *	27,804	4,578
AMC Entertainment Holdings, Cl A *	1,362	4
AT&T Inc	39,843	673
Cable One Inc	35	14
Charter Communications Inc, Cl A *	552	141
Comcast Corp, Cl A	21,998	838
Electronic Arts Inc	1,484	188
Fox Corp	2,156	65
Frontier Communications Parent *	1,469	34
IAC *	461	22
Interpublic Group of Cos Inc/The	2,087	64
Iridium Communications	745	23
Liberty Broadband Corp, Cl A *	105	5
Liberty Broadband Corp, Cl C *	675	34
Liberty Media -Liberty Formula One, Cl A *	126	8
Liberty Media -Liberty Formula One, Cl C *	1,050	73
Liberty Media -Liberty Live, Cl A *	118	4
Liberty Media -Liberty Live, Cl C *	283	11
Liberty Media -Liberty SiriusXM *	928	22
Liberty Media -Liberty SiriusXM, Cl A *	450	11
Live Nation Entertainment Inc *	849	76
Madison Square Garden Sports *	112	21
Match Group *	1,503	46
Meta Platforms, Cl A	12,268	5,277
Netflix Inc *	2,380	1,311
New York Times, Cl A	864	37
News Corp, Cl A	2,047	49
News Corp, Cl B	710	17
Nexstar Media Group Inc, Cl A	197	32
Omnicom Group Inc	1,074	100
Paramount Global, Cl A	59	1
Paramount Global, Cl B	3,458	39
Pinterest, Cl A *	3,194	107
Playtika Holding	141	1
ROBLOX, Cl A *	2,528	90
Roku Inc, Cl A *	665	38
Sirius XM Holdings	3,708	11
Spotify Technology *	776	218
Take-Two Interactive Software Inc *	902	129
TKO Group Holdings, Cl A	342	32
T-Mobile US Inc	2,722	447
Trade Desk Inc/The, Cl A *	2,440	202
TripAdvisor Inc *	612	16
Verizon Communications Inc	23,333	921
Walt Disney Co/The	10,130	1,125
Warner Bros Discovery *	12,031	89
ZoomInfo Technologies, Cl A *	1,580	25

		22,634

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 8.1%
ADT Inc	1,253	$8
Advance Auto Parts Inc	355	26
Airbnb, Cl A *	2,293	364
Amazon.com Inc *	49,961	8,743
Aramark	1,410	44
AutoNation Inc *	162	26
AutoZone Inc *	97	287
Bath & Body Works	1,234	56
Best Buy Co Inc	1,057	78
Booking Holdings Inc	197	680
BorgWarner Inc	1,399	46
Boyd Gaming Corp	378	20
Bright Horizons Family Solutions Inc *	345	36
Brunswick Corp/DE	369	30
Burlington Stores Inc *	350	63
Caesars Entertainment *	1,108	40
Capri Holdings Ltd *	655	23
CarMax Inc *	853	58
Carnival Corp *	5,409	80
Carter's Inc	224	15
Cava Group *	306	22
Chipotle Mexican Grill, Cl A *	153	483
Choice Hotels International Inc	173	21
Churchill Downs Inc	382	49
Columbia Sportswear Co	216	17
Crocs *	308	38
Darden Restaurants Inc	658	101
Deckers Outdoor Corp *	143	117
Delphi Automotive PLC *	1,477	105
Dick's Sporting Goods Inc	323	65
Domino's Pizza Inc	190	101
DoorDash, Cl A *	1,733	224
DR Horton Inc	1,708	243
DraftKings, Cl A *	2,272	94
eBay Inc	2,917	150
Etsy Inc *	710	49
Expedia Group Inc *	750	101
Five Below Inc *	295	43
Floor & Decor Holdings Inc, Cl A *	562	62
Ford Motor Co	21,535	262
GameStop, Cl A *	1,610	18
Gap Inc/The	1,166	24
Garmin Ltd	837	121
General Motors Co	6,432	286
Gentex Corp	1,223	42
Genuine Parts Co	765	120
Grand Canyon Education *	184	24
H&R Block Inc	777	37
Harley-Davidson Inc	635	22
Hasbro Inc	788	48
Hilton Worldwide Holdings Inc	1,367	270

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Home Depot	5,540	$1,852
Hyatt Hotels Corp, Cl A	264	39
Kohl's Corp	659	16
Las Vegas Sands Corp	2,008	89
Lear Corp	310	39
Leggett & Platt	798	14
Lennar Corp, Cl A	1,344	204
Lennar Corp, Cl B	89	13
Lithia Motors, Cl A	145	37
LKQ Corp	1,443	62
Lowe's	3,199	729
Lucid Group *	4,461	11
Lululemon Athletica Inc *	611	220
Macy's Inc	1,616	30
Marriott International Inc/MD, Cl A	1,339	316
Marriott Vacations Worldwide Corp	224	22
Mattel Inc *	2,108	39
McDonald's	4,040	1,103
MGM Resorts International *	1,527	60
Mister Car Wash *	478	3
Mohawk Industries Inc *	315	36
Murphy USA Inc	104	43
Newell Brands	2,264	18
NIKE Inc, Cl B	6,549	604
Nordstrom Inc	671	13
Norwegian Cruise Line Holdings Ltd *	2,508	48
NVR Inc *	16	119
Ollie's Bargain Outlet Holdings Inc *	374	27
O'Reilly Automotive Inc *	325	329
Peloton Interactive, Cl A *	1,848	6
Penn Entertainment *	926	15
Penske Automotive Group Inc	120	18
Petco Health & Wellness, Cl A *	482	1
Phinia	280	11
Planet Fitness, Cl A *	500	30
Polaris	330	28
Pool Corp	206	75
PulteGroup Inc	1,170	130
PVH Corp	321	35
QuantumScape, Cl A *	1,546	8
Ralph Lauren Corp, Cl A	203	33
RH *	97	24
Rivian Automotive, Cl A *	3,576	32
Ross Stores	1,843	239
Royal Caribbean Cruises Ltd *	1,281	179
Service Corp International/US	758	54
Skechers USA, Cl A *	715	47
Starbucks	6,212	550
Stellantis	2,839	63
Tapestry Inc	1,229	49
Tempur Sealy International Inc	895	45
Tesla Inc *	15,284	2,801

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Texas Roadhouse Inc, Cl A	353	$57
Thor Industries	310	31
TJX Cos Inc/The	6,341	597
Toll Brothers Inc	579	69
TopBuild Corp *	171	69
Tractor Supply	599	164
Travel + Leisure	418	18
Ulta Beauty Inc *	268	109
Under Armour Inc, Cl A *	1,130	8
Under Armour Inc, Cl C *	1,138	7
Vail Resorts Inc	221	42
Valvoline Inc *	729	31
VF	2,096	26
Victoria's Secret *	486	9
Wayfair Inc, Cl A *	473	24
Wendy's Co/The	1,023	20
Whirlpool Corp	320	30
Williams-Sonoma Inc	353	101
Wingstop Inc, Cl A	155	60
Wyndham Hotels & Resorts Inc	432	32
Wynn Resorts Ltd	560	51
YETI Holdings Inc *	517	19
Yum! Brands Inc	1,552	219

		26,483
Consumer Staples — 4.7%
Albertsons, Cl A	2,240	46
Altria Group Inc	9,824	430
Archer-Daniels-Midland Co	2,927	172
BJ's Wholesale Club Holdings Inc *	714	53
Boston Beer Co Inc/The, Cl A *	57	16
Brown-Forman Corp, Cl A	273	13
Brown-Forman Corp, Cl B	991	47
Bunge Global	784	80
Campbell Soup Co	1,026	47
Casey's General Stores	201	64
Celsius Holdings Inc *	766	55
Church & Dwight Co Inc	1,334	144
Clorox Co/The	673	99
Coca-Cola	21,577	1,333
Colgate-Palmolive Co	4,512	415
Conagra Brands Inc	2,580	79
Constellation Brands Inc, Cl A	883	224
Costco Wholesale Corp	2,454	1,774
Coty Inc, Cl A *	2,107	24
Darling Ingredients Inc *	959	41
Dollar General Corp	1,213	169
Dollar Tree Inc *	1,141	135
Estee Lauder Cos Inc/The, Cl A	1,273	187
Flowers Foods Inc	1,124	28
Freshpet Inc *	273	29
General Mills Inc	3,187	225
Grocery Outlet Holding *	529	14

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Haleon	8,928	$38
Hershey Co/The	820	159
Hormel Foods Corp	1,523	54
Ingredion Inc	393	45
J M Smucker	557	64
Kellanova	1,410	82
Kenvue	9,509	179
Keurig Dr Pepper Inc	5,218	176
Kimberly-Clark	1,848	252
Kraft Heinz Co/The	4,397	170
Kroger	3,613	200
Lamb Weston Holdings Inc	790	66
Maplebear *	190	6
McCormick & Co Inc/MD	1,367	104
Molson Coors Beverage, Cl B	944	54
Mondelez International Inc, Cl A	7,486	538
Monster Beverage Corp *	4,082	218
Nestle SA	3,419	344
Olaplex Holdings *	745	1
PepsiCo Inc	7,633	1,343
Performance Food Group *	827	56
Philip Morris International	8,608	817
Pilgrim's Pride Corp *	279	10
Post Holdings Inc *	256	27
Procter & Gamble Co/The	13,033	2,127
Reynolds Consumer Products	326	9
Seaboard Corp	2	7
Spectrum Brands Holdings Inc	136	11
Sysco Corp	2,783	207
Target Corp	2,529	407
Tyson Foods, Cl A	1,509	91
US Foods Holding Corp *	1,293	65
Walgreens Boots Alliance Inc	3,894	69
Walmart Inc	23,720	1,408
WK Kellogg	382	9

		15,356
Energy — 3.3%
Antero Midstream	2,016	28
Antero Resources Corp *	1,700	58
APA	2,096	66
Baker Hughes a GE Co, Cl A	5,546	181
BP PLC	21,961	143
Cheniere Energy	1,314	207
Chesapeake Energy	726	65
Chevron Corp	9,530	1,537
ConocoPhillips	6,646	835
Coterra Energy	4,066	111
Devon Energy Corp	3,548	182
Diamondback Energy Inc	987	199
DT Midstream	581	36
EOG Resources	3,231	427
EQT Corp	1,953	78

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Exxon Mobil Corp	22,194	$2,625
Halliburton Co	4,974	186
Hess Corp	1,524	240
HF Sinclair	928	50
Kinder Morgan Inc/DE	10,859	199
Marathon Oil Corp	3,277	88
Marathon Petroleum Corp	2,085	379
New Fortress Energy, Cl A	330	9
NOV	2,347	43
Occidental Petroleum Corp	3,768	249
ONEOK Inc	3,191	252
Ovintiv	1,472	76
Phillips 66	2,446	350
Pioneer Natural Resources Co	1,278	344
Range Resources Corp	1,412	51
Schlumberger Ltd	7,835	372
Shell	8,326	298
Southwestern Energy *	6,598	49
Targa Resources Corp	1,224	140
Tenaris	580	10
Texas Pacific Land	102	59
Valero Energy Corp	1,863	298
Williams	6,680	256

		10,776
Financials — 10.7%
Affiliated Managers Group	204	32
Affirm Holdings, Cl A *	1,326	42
Aflac Inc	3,240	271
AGNC Investment Corp ‡	4,094	37
Allstate Corp/The	1,438	245
Ally Financial Inc	1,457	56
American Express Co	3,219	753
American Financial Group Inc/OH	376	48
American International Group Inc	3,908	294
Ameriprise Financial Inc	563	232
Annaly Capital Management ‡	2,803	53
Aon, Cl A	1,089	307
Apollo Global Management	2,865	311
Arch Capital Group Ltd *	1,980	185
Ares Management, Cl A	932	124
Arthur J Gallagher & Co	1,195	280
Assurant Inc	284	50
Assured Guaranty Ltd	345	26
Axis Capital Holdings Ltd	467	29
Bank of America Corp	38,173	1,413
Bank of New York Mellon Corp/The	4,225	239
Bank OZK	561	25
Berkshire Hathaway Inc, Cl B *	10,143	4,024
BlackRock Inc, Cl A	827	624
Blackstone Group	3,921	457
Block, Cl A *	3,080	225
Blue Owl Capital, Cl A	2,530	48

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BOK Financial Corp	174	$15
Brighthouse Financial Inc *	406	20
Brown & Brown Inc	1,291	105
Capital One Financial Corp	2,081	298
Carlyle Group	1,241	56
Cboe Global Markets Inc	573	104
Charles Schwab Corp/The	8,251	610
Chubb	2,261	562
Cincinnati Financial Corp	835	97
Citigroup	10,643	653
Citizens Financial Group Inc	2,527	86
CME Group Inc, Cl A	1,975	414
CNA Financial Corp	164	7
Coinbase Global, Cl A *	958	195
Columbia Banking System Inc	1,242	23
Comerica	783	39
Commerce Bancshares Inc/MO	716	39
Corebridge Financial	1,386	37
Corpay *	392	118
Credit Acceptance Corp *	40	21
Cullen/Frost Bankers Inc	350	37
Discover Financial Services	1,381	175
East West Bancorp	757	56
Equitable Holdings	1,869	69
Euronet Worldwide Inc *	218	22
Evercore Inc, Cl A	187	34
Everest Group	233	85
Eversource Energy	1,899	115
FactSet Research Systems Inc	209	87
Fidelity National Financial Inc	1,405	70
Fidelity National Information Services Inc	3,244	220
Fifth Third Bancorp	3,707	135
First American Financial	605	32
First Citizens BancShares, Cl A	62	105
First Hawaiian Inc	766	16
First Horizon National Corp	3,173	47
Fiserv Inc *	3,331	509
FNB Corp/PA	2,146	29
Franklin Resources Inc	1,751	40
Global Payments	1,428	175
Globe Life	474	36
Goldman Sachs Group Inc/The	1,756	749
Hanover Insurance Group Inc/The	212	28
Hartford Financial Services Group Inc/The	1,634	158
Houlihan Lokey Inc, Cl A	297	38
Huntington Bancshares Inc/OH	7,834	106
Interactive Brokers Group, Cl A	600	69
Intercontinental Exchange Inc	3,113	401
Invesco Ltd	1,930	27
Jack Henry & Associates	394	64
Janus Henderson Group	815	25
Jefferies Financial Group	968	42

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JPMorgan Chase & Co	16,016	$3,071
Kemper Corp	381	22
KeyCorp	5,048	73
Kinsale Capital Group Inc	117	43
KKR	3,644	339
Lazard, Cl A	655	25
Lincoln National	1,017	28
Loews	992	75
LPL Financial Holdings Inc	410	110
M&T Bank Corp	903	130
Markel Group *	75	109
MarketAxess Holdings Inc	200	40
Marsh & McLennan Cos Inc	2,725	543
Mastercard Inc, Cl A	4,596	2,074
MetLife	3,476	247
MGIC Investment Corp	1,651	34
Moody's Corp	872	323
Morgan Stanley	6,619	601
Morningstar Inc	149	42
MSCI Inc, Cl A	421	196
Nasdaq Inc	2,085	125
NCR Atleos *	385	8
New York Community Bancorp Inc	4,248	11
Northern Trust Corp	1,114	92
Old Republic International Corp	1,398	42
OneMain Holdings, Cl A	688	36
PayPal Holdings *	6,039	410
Pinnacle Financial Partners Inc	449	34
PNC Financial Services Group Inc/The	2,189	336
Primerica Inc	190	40
Principal Financial Group Inc	1,317	104
Progressive Corp/The	3,237	674
Prosperity Bancshares Inc	525	33
Prudential Financial Inc	1,990	220
Raymond James Financial Inc	1,032	126
Regions Financial Corp	5,115	99
Reinsurance Group of America Inc, Cl A	359	67
Rithm Capital ‡	2,596	29
RLI Corp	240	34
Robinhood Markets, Cl A *	3,353	55
Rocket, Cl A *	680	8
Ryan Specialty Holdings, Cl A	547	27
S&P Global Inc	1,767	735
Shift4 Payments, Cl A *	303	18
SLM Corp	1,296	27
SoFi Technologies *	5,492	37
Starwood Property Trust Inc ‡	1,751	33
State Street Corp	1,683	122
Stifel Financial Corp	529	42
Swiss Re AG	388	42
Synchrony Financial	2,238	98
Synovus Financial Corp	863	31

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
T Rowe Price Group	1,205	$132
TFS Financial Corp	300	4
Toast, Cl A *	2,117	50
TPG, Cl A	383	17
Tradeweb Markets, Cl A	620	63
Travelers Cos Inc/The	1,251	265
Truist Financial	7,283	273
Unum Group	1,056	54
US Bancorp	8,563	348
UWM Holdings	556	4
Virtu Financial Inc, Cl A	566	12
Visa Inc, Cl A	8,852	2,378
Voya Financial Inc	584	40
Webster Financial Corp	918	40
Wells Fargo & Co	19,956	1,184
Western Alliance Bancorp	634	36
Western Union Co/The	2,232	30
WEX Inc *	241	51
White Mountains Insurance Group Ltd	15	27
Willis Towers Watson PLC	565	142
Wintrust Financial Corp	359	35
WR Berkley Corp	1,086	84
Zions Bancorp NA	883	36

		34,955
Health Care — 9.7%
10X Genomics, Cl A *	552	16
Abbott Laboratories	9,593	1,017
AbbVie Inc	9,771	1,589
Acadia Healthcare Co Inc *	534	39
Agilent Technologies Inc	1,602	220
agilon health *	1,807	10
Align Technology Inc *	423	119
Alnylam Pharmaceuticals Inc *	694	100
Amedisys Inc *	192	18
Amgen Inc	2,959	811
Apellis Pharmaceuticals Inc *	596	26
Avantor *	3,663	89
Azenta *	260	14
Baxter International Inc	2,756	111
Becton Dickinson	1,592	373
Biogen Inc *	790	170
BioMarin Pharmaceutical Inc *	1,018	82
Bio-Rad Laboratories Inc, Cl A *	109	29
Bio-Techne Corp	840	53
Boston Scientific Corp *	8,143	585
Bristol-Myers Squibb	11,209	493
Bruker Corp	568	44
Cardinal Health	1,348	139
Catalent Inc *	966	54
Cencora, Cl A	940	225
Centene Corp *	2,927	214
Certara *	697	12

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Charles River Laboratories International Inc *	274	$63
Chemed Corp	79	45
Cigna Group	1,607	574
Cooper	1,060	94
CSL	626	112
CVS Health	7,048	477
Danaher Corp	3,649	900
DaVita Inc *	314	44
DENTSPLY SIRONA Inc	1,131	34
Dexcom *	2,123	270
Doximity, Cl A *	670	16
Edwards Lifesciences Corp *	3,305	280
Elanco Animal Health Inc *	2,670	35
Elevance Health	1,313	694
Eli Lilly	4,688	3,662
Encompass Health Corp	587	49
Enovis *	304	17
Envista Holdings *	976	19
Exact Sciences *	966	57
Exelixis Inc *	1,678	39
Fortrea Holdings *	531	19
GE HealthCare Technologies	2,334	178
Gilead Sciences Inc	6,882	449
Globus Medical Inc, Cl A *	710	35
GSK	5,239	110
HCA Healthcare Inc	1,093	339
Henry Schein Inc *	702	49
Hologic Inc *	1,323	100
Humana	686	207
ICON *	445	133
ICU Medical Inc *	121	12
IDEXX Laboratories *	452	223
Illumina Inc *	863	106
Incyte *	996	52
Inspire Medical Systems Inc *	172	42
Insulet Corp *	376	65
Integra LifeSciences Holdings Corp *	434	13
Intuitive Surgical Inc *	1,935	717
Ionis Pharmaceuticals Inc *	847	35
IQVIA Holdings Inc *	998	231
Jazz Pharmaceuticals PLC *	369	41
Johnson & Johnson	13,341	1,929
Laboratory Corp of America Holdings	462	93
Maravai LifeSciences Holdings, Cl A *	658	5
Masimo *	244	33
McKesson Corp	745	400
Medpace Holdings *	122	47
Medtronic PLC	7,396	593
Merck & Co Inc	14,066	1,818
Mettler-Toledo International Inc *	119	146
Moderna Inc *	1,821	201

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Molina Healthcare Inc *	315	$108
Natera *	586	54
Neurocrine Biosciences Inc *	524	72
Novocure Ltd *	620	8
Organon	1,524	28
Penumbra Inc *	214	42
Perrigo PLC	805	26
Pfizer Inc	31,333	803
Premier Inc, Cl A	706	15
QIAGEN	1,477	62
Quest Diagnostics Inc	608	84
QuidelOrtho *	292	12
R1 RCM *	914	11
Regeneron Pharmaceuticals Inc *	564	502
Repligen Corp *	299	49
ResMed	804	172
Revvity	672	69
Roche Holding	39	10
Roche Holding AG	907	218
Roivant Sciences *	2,081	23
Royalty Pharma, Cl A	2,005	56
Sanofi	1,465	146
Sarepta Therapeutics *	473	60
Shockwave Medical *	191	63
Solventum *	756	49
Sotera Health *	593	7
STERIS PLC	541	111
Stryker Corp	1,977	665
Tandem Diabetes Care Inc *	383	14
Teladoc Health Inc *	963	12
Teleflex Inc	254	53
Tenet Healthcare Corp *	532	60
Thermo Fisher Scientific	2,137	1,215
Ultragenyx Pharmaceutical Inc *	400	17
United Therapeutics Corp *	243	57
UnitedHealth Group Inc	5,158	2,495
Universal Health Services Inc, Cl B	310	53
Veeva Systems Inc, Cl A *	793	157
Vertex Pharmaceuticals Inc *	1,435	564
Viatris, Cl W	6,487	75
Waters Corp *	334	103
West Pharmaceutical Services Inc	410	147
Zimmer Biomet Holdings Inc	1,148	138
Zoetis Inc, Cl A	2,547	406

		31,645
Industrials — 7.6%
3M	3,022	292
A O Smith	710	59
Acuity Brands Inc	167	41
Advanced Drainage Systems	354	56
AECOM	779	72
AGCO	372	42

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Air Lease Corp, Cl A	623	$31
Alaska Air Group Inc *	750	32
Allegion PLC	474	58
Allison Transmission Holdings Inc	459	34
American Airlines Group Inc *	3,490	47
AMETEK Inc	1,261	220
Armstrong World Industries Inc	272	31
Atmus Filtration Technologies *	1	—
Automatic Data Processing Inc	2,277	551
Avis Budget Group Inc	122	12
Axon Enterprise Inc *	390	122
AZEK, Cl A *	744	34
Boeing *	3,141	527
Booz Allen Hamilton Holding, Cl A	697	103
Broadridge Financial Solutions Inc	640	124
Builders FirstSource Inc *	671	123
BWX Technologies Inc, Cl W	478	46
CACI International Inc, Cl A *	125	50
Carlisle Cos Inc	263	102
Carrier Global	4,573	281
Caterpillar Inc	2,829	946
CH Robinson Worldwide Inc	619	44
ChargePoint Holdings *	1,518	2
Cintas Corp	476	313
Clarivate *	2,830	19
Clean Harbors Inc *	272	52
CNH Industrial	5,283	60
Concentrix	255	14
Copart *	4,706	256
Core & Main, Cl A *	1,010	57
Crane	282	39
CSX Corp	10,850	360
Cummins Inc	754	213
Curtiss-Wright Corp	205	52
Dayforce *	794	49
Deere	1,459	571
Delta Air Lines Inc	3,552	178
Donaldson Co Inc	648	47
Dover Corp	761	136
Driven Brands Holdings *	373	5
Dun & Bradstreet Holdings	1,507	14
Eaton Corp PLC	2,210	703
EMCOR Group Inc	250	89
Emerson Electric	3,135	338
Equifax Inc	667	147
Esab	340	36
Expeditors International of Washington Inc	802	89
Experian PLC	1,180	48
Fastenal Co	3,131	213
FedEx Corp	1,274	333
Ferguson	1,120	235
Ferrovial	654	24

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Flowserve Corp	781	$37
Fortive Corp	1,958	147
Fortune Brands Innovations	681	50
FTI Consulting Inc *	202	43
Gates Industrial Corp PLC *	1,063	19
GE Vernova *	1,503	231
Generac Holdings *	354	48
General Dynamics Corp	1,345	386
General Electric	6,010	973
Genpact Ltd	1,070	33
Graco Inc	907	73
GXO Logistics *	683	34
Hayward Holdings *	795	11
HEICO Corp	235	49
HEICO Corp, Cl A	473	78
Hertz Global Holdings *	803	4
Hexcel Corp	502	32
Honeywell International Inc	3,688	711
Howmet Aerospace	2,069	138
Hubbell Inc, Cl B	307	114
Huntington Ingalls Industries Inc	211	58
IDEX	411	91
Illinois Tool Works Inc	1,647	402
Ingersoll Rand	2,241	209
ITT Inc	445	58
Jacobs Solutions	684	98
JB Hunt Transport Services Inc	470	76
Johnson Controls International plc	3,728	243
KBR Inc	715	46
Kirby Corp *	358	39
Knight-Swift Transportation Holdings Inc, Cl A	838	39
L3Harris Technologies	1,047	224
Landstar System Inc	214	37
Leidos Holdings Inc	741	104
Lennox International Inc	173	80
Lincoln Electric Holdings Inc	302	66
Lockheed Martin Corp	1,220	567
Lyft, Cl A *	1,955	31
ManpowerGroup Inc	301	23
Masco Corp	1,221	84
MasTec *	365	32
MDU Resources Group	1,211	30
Mercury Systems Inc *	295	8
Middleby Corp/The *	284	39
MSA Safety Inc	221	40
MSC Industrial Direct Co Inc, Cl A	277	25
Nordson Corp	310	80
Norfolk Southern	1,248	287
Northrop Grumman Corp	787	382
nVent Electric PLC	886	64
Old Dominion Freight Line Inc	1,082	197

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Oshkosh Corp	338	$38
Otis Worldwide	2,266	207
Owens Corning	480	81
PACCAR Inc	2,816	299
Parker-Hannifin Corp	702	383
Paychex Inc	1,784	212
Paycom Software Inc	278	52
Paycor HCM *	364	6
Paylocity Holding Corp *	241	37
Pentair PLC	887	70
Plug Power Inc *	3,114	7
Quanta Services Inc	796	206
RBC Bearings Inc *	169	41
Regal Rexnord	350	56
Republic Services Inc, Cl A	1,144	219
Robert Half	554	38
Rockwell Automation Inc	630	171
Rollins Inc	1,379	61
RTX	7,966	809
Ryder System Inc	251	31
Saia Inc *	144	57
Schneider Electric SE	700	161
Schneider National Inc, Cl B	324	7
Science Applications International	310	40
Sensata Technologies Holding PLC	907	35
SiteOne Landscape Supply *	267	42
Snap-on	297	80
Southwest Airlines Co	3,236	84
Spirit AeroSystems Holdings Inc, Cl A *	626	20
SS&C Technologies Holdings	1,178	73
Stanley Black & Decker Inc	831	76
Stericycle Inc *	550	25
Sunrun *	1,249	13
Tetra Tech	278	54
Textron Inc	1,063	90
Timken Co/The	367	33
Toro	560	49
Trane Technologies	1,251	397
TransDigm Group	291	363
TransUnion	1,047	76
Trex Co Inc *	584	52
Uber Technologies *	10,901	722
U-Haul Holding *	54	3
U-Haul Holding, Cl B	601	37
Union Pacific Corp	3,381	802
United Continental Holdings Inc *	1,769	91
United Parcel Service Inc, Cl B	4,032	595
United Rentals Inc	371	248
Valmont Industries Inc	126	26
Veralto	1,195	112
Verisk Analytics, Cl A	782	170
Vertiv Holdings, Cl A	1,899	177

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vestis	705	$13
Waste Management Inc	2,237	465
Watsco Inc	180	81
WESCO International Inc	237	36
Westinghouse Air Brake Technologies	973	157
WillScot Mobile Mini Holdings *	972	36
Woodward	348	56
WW Grainger Inc	242	223
XPO *	613	66
Xylem Inc/NY	1,297	170

		24,879
Information Technology — 21.9%
Accenture PLC, Cl A	3,500	1,053
Adobe Inc *	2,526	1,169
Advanced Micro Devices Inc *	8,876	1,406
Akamai Technologies Inc *	813	82
Amdocs Ltd	633	53
Amphenol Corp, Cl A	3,203	387
Analog Devices Inc	2,773	556
ANSYS Inc *	475	154
Apple	80,866	13,774
Applied Materials Inc	4,633	920
AppLovin, Cl A *	1,069	75
Arista Networks Inc *	1,378	354
Arrow Electronics Inc *	295	38
Aspen Technology *	162	32
Atlassian, Cl A *	850	146
Autodesk Inc *	1,180	251
Avnet Inc	545	27
Bentley Systems, Cl B	1,048	55
BILL Holdings *	593	37
Broadcom Inc	2,392	3,110
Cadence Design Systems Inc *	1,487	410
CCC Intelligent Solutions Holdings *	2,085	23
CDW Corp/DE	748	181
Ciena Corp *	744	34
Cirrus Logic Inc *	329	29
Cisco Systems Inc	22,472	1,056
Cloudflare, Cl A *	1,652	144
Cognex Corp	1,042	43
Cognizant Technology Solutions Corp, Cl A	2,785	183
Coherent *	711	39
Confluent, Cl A *	1,106	31
Corning	4,154	139
Crane NXT	282	17
Crowdstrike Holdings, Cl A *	1,173	343
CyberArk Software *	50	12
Datadog, Cl A *	1,560	196
DocuSign, Cl A *	1,096	62
Dolby Laboratories Inc, Cl A	355	28
DoubleVerify Holdings *	748	22
Dropbox, Cl A *	1,509	35

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DXC Technology Co *	1,219	$24
Dynatrace *	1,482	67
Elastic *	464	47
Enphase Energy Inc *	722	78
Entegris Inc	813	108
EPAM Systems Inc *	302	71
F5 *	319	53
Fair Isaac Corp *	133	151
First Solar *	578	102
Five9 *	420	24
Fortinet Inc *	3,602	228
Gartner Inc *	421	174
Gen Digital	3,001	60
Gitlab, Cl A *	525	28
GLOBALFOUNDRIES *	470	23
Globant *	222	40
GoDaddy Inc, Cl A *	798	98
Guidewire Software Inc *	439	48
HashiCorp, Cl A *	555	18
Hewlett Packard Enterprise Co	7,318	124
HP Inc	4,722	133
HubSpot Inc *	260	157
Informatica, Cl A *	221	7
Intel Corp	23,392	713
International Business Machines Corp	5,037	837
Intuit Inc	1,514	947
IPG Photonics Corp *	175	15
Jabil Inc	678	80
Juniper Networks Inc	1,722	60
Keysight Technologies *	970	143
KLA	755	520
Kyndryl Holdings *	1,225	24
Lam Research Corp	732	655
Lattice Semiconductor Corp *	733	50
Littelfuse Inc	145	33
Lumentum Holdings *	408	18
Manhattan Associates Inc *	352	73
Marvell Technology	4,696	309
Microchip Technology Inc	2,952	271
Micron Technology Inc	6,081	687
Microsoft Corp	41,265	16,066
MKS Instruments Inc	397	47
Monday.com *	37	7
MongoDB, Cl A *	378	138
Monolithic Power Systems Inc	254	170
Motorola Solutions Inc	907	308
nCino *	418	12
NCR Voyix *	770	9
NetApp Inc	1,148	117
Nutanix Inc, Cl A *	1,377	84
NVIDIA Corp	13,176	11,384
Okta, Cl A *	828	77

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ON Semiconductor Corp *	2,361	$166
Oracle Corp	8,551	973
Palantir Technologies, Cl A *	10,746	236
Palo Alto Networks Inc *	1,697	494
Pegasystems Inc	248	15
Procore Technologies *	426	29
PTC Inc *	625	111
Pure Storage Inc, Cl A *	1,650	83
Qorvo Inc *	528	62
QUALCOMM Inc	6,184	1,026
RingCentral, Cl A *	511	15
Roper Technologies	581	297
Salesforce	5,218	1,403
SentinelOne, Cl A *	1,330	28
ServiceNow Inc *	1,128	782
Skyworks Solutions Inc	910	97
Smartsheet, Cl A *	762	29
Snowflake, Cl A *	1,728	268
Synopsys Inc *	836	444
TD SYNNEX	346	41
Teledyne Technologies *	254	97
Teradata Corp *	614	23
Teradyne Inc	838	97
Texas Instruments Inc	5,034	888
Trimble Inc *	1,334	80
Twilio, Cl A *	985	59
Tyler Technologies Inc *	227	105
Ubiquiti	25	3
UiPath, Cl A *	2,260	43
Unity Software *	1,718	42
Universal Display Corp	267	42
VeriSign Inc *	483	82
Viasat *	700	11
Vontier	947	38
Western Digital Corp *	1,765	125
Wolfspeed *	738	20
Workday Inc, Cl A *	1,103	270
Zebra Technologies Corp, Cl A *	290	91
Zoom Video Communications, Cl A *	1,384	85
Zscaler Inc *	483	84

		71,307
Materials — 2.0%
Air Products & Chemicals Inc	1,219	288
Albemarle Corp	635	76
Alcoa Corp	1,060	37
Amcor	7,813	70
AptarGroup Inc	351	51
Ardagh Metal Packaging	894	4
Ashland	264	25
Avery Dennison	439	95
Axalta Coating Systems Ltd *	1,324	42
Ball	1,676	117

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Berry Global Group Inc	689	$39
Celanese Corp, Cl A	536	82
CF Industries Holdings Inc	1,045	83
Chemours Co/The	883	24
Cleveland-Cliffs Inc *	2,676	45
Corteva	3,907	211
CRH	917	72
Crown Holdings Inc	571	47
Dow Inc	3,919	223
DuPont de Nemours	2,515	182
Eagle Materials Inc	184	46
Eastman Chemical Co	639	60
Ecolab Inc	1,364	308
Element Solutions Inc	1,352	31
FMC Corp	650	38
Freeport-McMoRan	7,848	392
Ginkgo Bioworks Holdings *	9,192	8
Graphic Packaging Holding Co	1,630	42
Holcim	681	57
Huntsman Corp	973	23
International Flavors & Fragrances Inc	1,392	118
International Paper Co	1,876	66
James Hardie Industries PLC *	547	19
Linde	2,685	1,184
Louisiana-Pacific Corp	366	27
LyondellBasell Industries NV, Cl A	1,413	141
Martin Marietta Materials	342	201
Mosaic Co/The	1,718	54
MP Materials *	544	9
NewMarket Corp	34	18
Newmont	6,388	260
Nucor Corp	1,363	230
Olin Corp	618	32
Packaging Corp of America	480	83
PPG Industries Inc	1,286	166
Reliance Steel & Aluminum Co	314	89
Royal Gold Inc	393	47
RPM International Inc	690	74
Scotts Miracle-Gro Co/The, Cl A	242	17
Sealed Air Corp	874	27
Sherwin-Williams Co/The	1,308	392
Silgan Holdings	504	24
Sonoco Products Co	583	33
Steel Dynamics	849	110
United States Steel Corp	1,195	44
Vulcan Materials	733	189
Westlake	198	29
Westrock	1,370	66

		6,567
Real Estate — 1.9%
Agree Realty Corp ‡	532	30
Alexandria Real Estate Equities Inc ‡	960	111

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Homes 4 Rent, Cl A ‡	1,801	$65
American Tower, Cl A ‡	2,562	440
Americold Realty Trust ‡	1,612	35
Apartment Income ‡	898	34
AvalonBay Communities Inc ‡	775	147
Boston Properties Inc ‡	847	52
Brixmor Property Group Inc ‡	1,788	40
Camden Property Trust ‡	560	56
CBRE Group Inc, Cl A *	1,661	144
CoStar Group Inc *	2,238	205
Cousins Properties ‡	906	21
Crown Castle ‡	2,375	223
CubeSmart ‡	1,206	49
Digital Realty Trust Inc ‡	1,657	230
EastGroup Properties Inc ‡	247	38
EPR Properties ‡	444	18
Equinix Inc ‡	513	365
Equity LifeStyle Properties Inc ‡	961	58
Equity Residential ‡	2,036	131
Essex Property Trust Inc ‡	365	90
Extra Space Storage Inc ‡	1,145	154
Federal Realty Investment Trust ‡	481	50
First Industrial Realty Trust Inc ‡	790	36
Gaming and Leisure Properties Inc ‡	1,464	63
Healthcare Realty Trust, Cl A ‡	2,273	32
Healthpeak Properties ‡	4,055	75
Highwoods Properties Inc ‡	623	16
Host Hotels & Resorts Inc ‡	3,836	72
Howard Hughes Holdings *	200	13
Invitation Homes Inc ‡	3,333	114
Iron Mountain ‡	1,578	122
Jones Lang LaSalle Inc *	254	46
Kilroy Realty Corp ‡	697	24
Kimco Realty ‡	3,622	68
Lamar Advertising Co, Cl A ‡	467	54
Medical Properties Trust Inc ‡	3,561	16
Mid-America Apartment Communities ‡	631	82
National Storage Affiliates Trust ‡	509	18
NET Lease Office Properties ‡	83	2
NNN ‡	1,085	44
Omega Healthcare Investors Inc ‡	1,409	43
Park Hotels & Resorts ‡	1,336	22
Prologis Inc ‡	5,080	518
Public Storage	860	223
Rayonier Inc ‡	874	26
Realty Income Corp ‡	4,609	247
Regency Centers Corp ‡	976	58
Rexford Industrial Realty ‡	1,172	50
SBA Communications Corp, Cl A ‡	587	109
Simon Property Group Inc	1,781	250
STAG Industrial Inc ‡	1,073	37
Sun Communities Inc ‡	668	74

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UDR Inc ‡	1,776	$68
Ventas Inc ‡	2,177	96
VICI Properties Inc, Cl A ‡	5,663	162
Vornado Realty Trust ‡	1,058	28
Welltower ‡	3,091	295
Weyerhaeuser Co ‡	4,001	121
WP Carey Inc ‡	1,150	63
Zillow Group Inc, Cl A *	338	14
Zillow Group Inc, Cl C *	829	35

		6,222
Utilities — 1.8%
AES Corp/VA	3,610	65
Alliant Energy Corp	1,360	68
Ameren Corp	1,426	105
American Electric Power Co Inc	2,942	253
American Water Works	1,065	130
Atmos Energy Corp	855	101
Avangrid Inc	425	16
Brookfield Renewable, Cl A	766	18
CenterPoint Energy	3,436	100
Clearway Energy Inc, Cl A	208	4
Clearway Energy Inc, Cl C	489	11
CMS Energy Corp	1,582	96
Consolidated Edison Inc	1,900	179
Constellation Energy	1,763	328
Dominion Energy Inc	4,629	236
DTE Energy	1,124	124
Duke Energy	4,240	417
Edison International	2,066	147
Entergy Corp	1,155	123
Essential Utilities	1,388	51
Evergy Inc	1,203	63
Exelon Corp	5,505	207
FirstEnergy Corp	2,970	114
Hawaiian Electric Industries	652	6
IDACORP Inc, Cl Rights	302	29
National Fuel Gas	526	28
NextEra Energy	11,393	763
NiSource Inc	2,231	62
NRG Energy Inc	1,231	89
OGE Energy	1,197	41
PG&E	11,162	191
Pinnacle West Capital Corp	677	50
PPL Corp	4,023	110
Public Service Enterprise Group	2,721	188
Sempra	3,458	248
Southern Co/The	5,994	441
UGI Corp	1,255	32
Vistra	1,972	150
WEC Energy Group	1,725	143

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xcel Energy Inc	3,018	$162

		5,689
Total Common Stock
(Cost $213,314) ($ Thousands)		256,513

FOREIGN COMMON STOCK — 6.0%

Australia — 0.5%
Ampol	293	7
ANZ Group Holdings	3,817	70
APA Group	1,858	10
Aristocrat Leisure Ltd	729	19
ASX Ltd	238	10
Aurizon Holdings Ltd	2,260	6
BHP Group	6,492	181
BlueScope Steel Ltd	570	8
Brambles Ltd	1,705	16
CAR Group	446	10
Cochlear Ltd	83	18
Coles Group Ltd	1,643	17
Commonwealth Bank of Australia	2,128	158
Computershare Ltd	667	12
Dexus ‡	1,320	6
EBOS Group	202	4
Endeavour Group	1,759	6
Fortescue	2,140	36
Glencore PLC	13,288	78
Goodman Group ‡	2,242	46
GPT Group ‡	2,352	6
IDP Education	341	4
Insurance Australia Group	3,026	13
Lottery	2,732	9
Macquarie Group Ltd	474	58
Medibank Pvt Ltd	3,381	8
Mineral Resources	222	10
Mirvac Group ‡	4,844	6
National Australia Bank Ltd	3,965	87
Northern Star Resources	1,423	14
Orica	556	7
Origin Energy Ltd	2,297	15
Pilbara Minerals	3,561	9
Qantas Airways *	1,135	4
QBE Insurance Group Ltd	1,823	21
Ramsay Health Care	227	8
REA Group	74	9
Reece	278	5
Rio Tinto Ltd	509	43
Rio Tinto PLC	1,434	98
Santos Ltd	4,293	21
Scentre Group ‡	6,889	14
SEEK Ltd	450	7

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Seven Group Holdings	214	$5
Sonic Healthcare	561	10
South32	5,631	13
Stockland ‡	2,931	8
Suncorp Group Ltd	1,552	17
Telstra Group	4,965	12
Transurban Group	3,775	31
Treasury Wine Estates Ltd	1,111	9
Vicinity ‡	5,543	7
Washington H Soul Pattinson & Co Ltd	266	6
Wesfarmers Ltd	1,441	62
Westpac Banking	4,455	75
WiseTech Global	220	13
Woodside Energy Group	2,442	45
Woolworths Group Ltd	1,592	33

		1,540

Austria — 0.0%
Erste Group Bank AG	422	20
Mondi	542	10
OMV	181	9
Verbund AG	84	6
voestalpine AG	142	4

		49

Belgium — 0.1%
Ageas	198	9
Anheuser-Busch InBev SA/NV	1,101	66
D'ieteren Group	31	7
Elia Group	41	4
Groupe Bruxelles Lambert SA	122	9
KBC Group NV	307	23
Lotus Bakeries	1	10
Sofina	19	4
Syensqo *	91	8
UCB SA	155	21
Umicore SA	257	6
Warehouses De Pauw CVA ‡	212	6

		173

Bermuda — 0.0%
RenaissanceRe Holdings Ltd	295	65

Brazil — 0.1%
NU Holdings, Cl A *	13,237	144
XP, Cl A	1,732	35
Yara International ASA	203	6

		185

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Burkina Faso — 0.0%
Endeavour Mining	210	$4

Canada — 0.0%
RB Global	983	70
SSR Mining	1,235	7

		77

Chile — 0.0%
Antofagasta PLC	484	13

China — 0.0%
BOC Hong Kong Holdings Ltd	4,500	14
ESR Group	2,400	3
Prosus	1,850	62
SITC International Holdings	2,000	4
Wharf Holdings Ltd/The	1,555	5
Wilmar International Ltd	2,400	6

		94

Denmark — 0.2%
AP Moller - Maersk A/S, Cl A	4	6
AP Moller - Maersk A/S, Cl B	6	9
Carlsberg A/S, Cl B	120	16
Coloplast A/S, Cl B	177	21
Danske Bank A/S	847	24
Demant A/S *	113	5
DSV	230	33
Genmab A/S *	81	23
Novo Nordisk, Cl B	4,174	540
Novozymes A/S, Cl B	486	27
Orsted A/S *	232	13
Pandora A/S	111	17
ROCKWOOL, Cl B	11	4
Svitzer *	20	1
Tryg A/S	442	9
Vestas Wind Systems *	1,320	36

		784

Finland — 0.1%
Elisa	175	8
Fortum	551	7
Kesko, Cl B	335	6
Kone, Cl B	460	22
Metso	814	9
Neste Oyj	519	12
Nokia	6,643	24
Nordea Bank Abp	4,061	48
Orion Oyj, Cl B	131	5
Sampo, Cl A	589	24
Stora Enso, Cl R	677	9

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
UPM-Kymmene	655	$23
Wartsila Abp	581	11

		208

France — 0.7%
Accor SA	259	11
Adevinta, Cl B *	358	4
Aeroports de Paris	36	5
Air Liquide	664	131
Airbus SE	749	124
Alstom SA	397	6
Amundi SA	75	5
Arkema SA	74	8
AXA SA	2,309	80
BioMerieux	51	5
BNP Paribas SA	1,364	99
Bollore SA	1,087	7
Bouygues SA	276	10
Bureau Veritas	361	11
Capgemini SE	201	43
Carrefour SA	729	12
Cie de Saint-Gobain	602	48
Cie Generale des Etablissements Michelin SCA	890	34
Covivio ‡	68	3
Credit Agricole SA	1,494	23
Danone SA	822	52
Dassault Aviation	31	7
Dassault Systemes	818	32
Edenred	306	15
Eiffage SA	102	11
Engie SA	2,372	41
EssilorLuxottica SA	374	80
Eurazeo SE	53	5
Gecina SA ‡	56	6
Getlink SE	540	9
Hermes International SCA	40	96
Ipsen	46	6
Kering	92	33
Klepierre SA	264	7
La Francaise des Jeux SAEM	129	5
Legrand	328	34
L'Oreal SA	304	143
LVMH Moet Hennessy Louis Vuitton	355	294
Orange SA	2,449	27
Pernod Ricard SA	253	38
Publicis Groupe	301	33
Remy Cointreau SA	29	3
Renault SA	236	12
Rexel SA	285	7
Safran SA	430	94
Sartorius Stedim Biotech	38	8

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
SEB SA	31	$4
Societe Generale SA	899	24
Sodexo SA	109	10
Teleperformance	73	7
Thales SA	131	22
TotalEnergies	2,779	204
Unibail-Rodamco-Westfield *‡	145	12
Veolia Environnement SA	871	27
Vinci SA	661	78
Vivendi SA	885	9
Worldline *	294	3

		2,167

Germany — 0.5%
adidas AG	209	51
Allianz	509	145
BASF	1,128	59
Bayer	1,275	37
Bayerische Motoren Werke	406	44
Bechtle	101	5
Beiersdorf AG	124	19
Brenntag AG	190	15
Carl Zeiss Meditec	49	5
Commerzbank AG	1,307	19
Continental AG	135	9
Covestro *	237	12
Daimler Truck Holding	677	31
Deutsche Bank AG	2,537	41
Deutsche Boerse AG	243	47
Deutsche Lufthansa AG *	734	5
Deutsche Post	1,255	53
Deutsche Telekom AG	4,186	96
E.ON SE	2,878	38
Evonik Industries AG	257	5
Fresenius Medical Care AG & Co KGaA	252	11
Fresenius SE & Co KGaA	519	15
GEA Group AG	186	8
Hannover Rueck SE	74	18
Heidelberg Materials	178	18
Henkel AG & Co KGaA	128	9
Infineon Technologies	1,650	58
Knorr-Bremse	89	7
LEG Immobilien *	91	8
Mercedes-Benz Group	1,064	81
Merck KGaA	159	25
MTU Aero Engines AG	66	16
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	172	76
Nemetschek	71	6
Puma SE	130	6
Rational	6	5
Rheinmetall	57	32

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
RWE AG	789	$28
SAP SE	1,336	242
Scout24	98	7
Siemens	977	184
Siemens Energy *	638	13
Siemens Healthineers AG	346	19
Symrise, Cl A	163	18
Talanx	87	7
Volkswagen AG	36	5
Vonovia SE	954	28
Zalando *	275	7

		1,693

Hong Kong — 0.1%
AIA Group Ltd	14,400	106
CK Asset Holdings Ltd	2,500	11
CK Infrastructure Holdings Ltd	1,000	6
CLP Holdings	2,000	16
Futu Holdings ADR *	100	6
Hang Lung Properties Ltd	2,000	2
Hang Seng Bank Ltd	900	12
Henderson Land Development Co Ltd	2,000	6
HKT Trust & HKT Ltd	5,000	6
Hong Kong & China Gas	14,000	11
Hong Kong Exchanges & Clearing Ltd	1,500	48
Hongkong Land Holdings	1,400	4
Jardine Matheson Holdings	200	8
Link ‡	3,120	13
MTR Corp Ltd	2,049	7
Power Assets Holdings	1,500	9
Prudential PLC	3,375	30
Sino Land Co Ltd	4,150	4
Sun Hung Kai Properties Ltd	2,000	19
Swire Pacific Ltd, Cl A	500	4
Swire Properties Ltd	1,400	3
Techtronic Industries Co Ltd	2,000	28
WH Group Ltd	10,000	7
Wharf Real Estate Investment Co Ltd	2,000	6

		372

Ireland — 0.0%
AerCap Holdings NV *	260	22
AIB Group PLC	2,100	11
Bank of Ireland Group PLC	1,314	14
Kerry Group PLC, Cl A	196	17
Kingspan Group PLC	190	17
Smurfit Kappa Group PLC	303	13

		94

Israel — 0.0%
Azrieli Group	52	3
Bank Hapoalim BM	1,559	14

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Bank Leumi Le-Israel	1,895	$15
Check Point Software Technologies *	122	18
Elbit Systems Ltd	33	7
Global-e Online, Cl E *	132	4
ICL Group	1,265	6
Israel Discount Bank, Cl A	1,519	8
Mizrahi Tefahot Bank Ltd	189	7
Nice Ltd *	78	18
Teva Pharmaceutical Industries ADR *	1,400	20
Wix.com Ltd *	100	12

		132

Italy — 0.2%
Amplifon	153	5
Assicurazioni Generali SpA	1,364	33
Banco BPM	1,511	10
Coca-Cola HBC AG	288	9
Davide Campari-Milano	642	7
DiaSorin	31	3
Enel SpA	10,313	68
Eni SpA	2,924	47
Ferrari	160	66
FinecoBank Banca Fineco	749	12
Infrastrutture Wireless Italiane	413	5
Intesa Sanpaolo SpA	18,415	70
Leonardo SpA	504	12
Mediobanca Banca di Credito Finanziario	729	11
Moncler SpA	252	17
Nexi *	725	4
Poste Italiane	641	8
Prysmian SpA	313	17
Recordati Industria Chimica e Farmaceutica	128	7
Snam SpA	2,476	11
Telecom Italia *	12,233	3
Terna - Rete Elettrica Nazionale	1,727	14
UniCredit SpA	1,948	72

		511

Japan — 1.5%
Advantest	1,000	32
Aeon Co Ltd	800	17
AGC Inc/Japan	200	7
Aisin	200	8
Ajinomoto Co Inc	600	22
Allegro MicroSystems *	397	12
ANA Holdings Inc	200	4
Asahi Group Holdings	600	21
Asahi Intecc Co Ltd	300	4
Asahi Kasei	1,500	10
Astellas Pharma Inc	2,300	22
Azbil	100	3
Bandai Namco Holdings Inc	700	13

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Bridgestone Corp	700	$31
Brother Industries Ltd	300	5
Canon Inc	1,200	33
Capcom	400	7
Central Japan Railway Co	1,000	23
Chiba Bank Ltd/The	700	6
Chubu Electric Power Co Inc	800	10
Chugai Pharmaceutical Co Ltd	900	29
Concordia Financial Group Ltd	1,300	7
Dai Nippon Printing	300	9
Daifuku Co Ltd	400	8
Dai-ichi Life Holdings Inc	1,200	28
Daiichi Sankyo Co Ltd	2,400	82
Daikin Industries Ltd	349	48
Daito Trust Construction Co Ltd	143	15
Daiwa House Industry	700	20
Daiwa Securities Group	1,600	12
Denso Corp	2,348	40
Dentsu Group	200	5
Disco Corp	110	32
East Japan Railway Co	1,200	22
Eisai Co Ltd	300	12
ENEOS Holdings	3,300	15
FANUC	1,200	35
Fast Retailing	253	67
Fuji Electric Co Ltd	200	13
FUJIFILM Holdings Corp	1,500	32
Fujitsu Ltd	2,300	36
GLP J-REIT ‡	5	4
Hamamatsu Photonics KK	200	7
Hankyu Hanshin Holdings Inc	300	8
Hikari Tsushin Inc	39	6
Hirose Electric	63	7
Hitachi Construction Machinery Co Ltd	100	3
Hitachi Ltd	1,200	111
Honda Motor Co Ltd	5,900	68
Hoshizaki	100	3
Hoya	439	52
Hulic Co Ltd	500	5
Ibiden	200	8
Idemitsu Kosan	1,000	7
Iida Group Holdings Co Ltd	200	3
Inpex	1,300	20
Isuzu Motors Ltd	700	9
ITOCHU Corp	1,500	68
Japan Airlines	200	4
Japan Exchange Group Inc	600	14
Japan Metropolitan Fund Invest ‡	9	5
Japan Post Bank Co Ltd	1,800	18
Japan Post Holdings Co Ltd	2,600	25
Japan Post Insurance	200	4
Japan Real Estate Investment ‡	2	7

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Japan Tobacco Inc	1,500	$40
JFE Holdings Inc	739	11
Kajima Corp	500	10
Kansai Electric Power Co Inc/The	900	13
Kao	600	25
Kawasaki Kisen Kaisha	600	8
KDDI Corp	1,900	53
KDX Realty Investment ‡	5	5
Keisei Electric Railway Co Ltd	200	7
Keyence Corp	300	134
Kikkoman Corp	1,000	12
Kintetsu Group Holdings Co Ltd	200	5
Kirin Holdings Co Ltd	1,000	15
Kobe Bussan	200	4
Koito Manufacturing Co Ltd	300	4
Komatsu Ltd	1,200	36
Konami Group	100	6
Kubota	1,200	19
Kyocera Corp	1,600	20
Kyowa Hakko Kirin Co Ltd	300	5
Lasertec	100	22
LY	3,300	8
M3 Inc	600	6
Makita Corp	300	9
Marubeni Corp	1,900	34
MatsukiyoCocokara	600	9
Mazda Motor	700	8
McDonald's Holdings Co Japan Ltd	100	4
MEIJI Holdings Co Ltd	300	7
MINEBEA MITSUMI Inc	400	8
MISUMI Group	300	5
Mitsubishi Chemical Group	1,600	9
Mitsubishi Corp	4,400	101
Mitsubishi Electric Corp	2,400	42
Mitsubishi Estate Co Ltd	1,400	26
Mitsubishi HC Capital	800	5
Mitsubishi Heavy Industries Ltd	4,000	36
Mitsubishi UFJ Financial Group Inc	14,400	145
Mitsui & Co Ltd	1,700	83
Mitsui Chemicals Inc	200	6
Mitsui Fudosan Co Ltd	3,300	34
Mitsui OSK Lines Ltd	400	13
Mizuho Financial Group Inc	3,000	58
MonotaRO Co Ltd	300	4
MS&AD Insurance Group Holdings Inc	1,600	29
Murata Manufacturing Co Ltd	2,100	39
NEC Corp	300	22
Nexon Co Ltd	500	8
NIDEC CORP	500	23
Nintendo Co Ltd	1,300	64
Nippon Building Fund ‡	2	8
NIPPON EXPRESS HOLDINGS INC	100	5

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Nippon Paint Holdings Co Ltd	1,000	$6
Nippon Prologis Inc ‡	3	5
Nippon Sanso Holdings	200	6
Nippon Steel Corp	1,100	25
Nippon Telegraph & Telephone Corp	37,500	41
Nippon Yusen	600	17
Nissan Chemical	200	7
Nissan Motor Co Ltd	2,800	10
Nissin Foods Holdings Co Ltd	300	8
Nitori Holdings Co Ltd	100	13
Nitto Denko Corp	200	17
Nomura Holdings Inc	3,600	21
Nomura Real Estate Holdings Inc	100	3
Nomura Real Estate Master Fund ‡	5	5
Nomura Research Institute Ltd	500	12
NTT Data Group	800	13
Obayashi Corp	800	9
Obic Co Ltd	100	13
Odakyu Electric Railway Co Ltd	400	5
Olympus Corp	1,500	21
Omron Corp	200	7
Ono Pharmaceutical Co Ltd	400	6
Oracle Corp Japan	100	8
Oriental Land Co Ltd/Japan	1,400	39
ORIX	1,500	31
Osaka Gas Co Ltd	500	11
Otsuka Corp	200	4
Otsuka Holdings	500	21
Pan Pacific International Holdings Corp	500	12
Panasonic Holdings	2,700	24
Rakuten Group *	2,000	10
Recruit Holdings Co Ltd	1,800	79
Renesas Electronics Corp	1,800	30
Resona Holdings Inc	2,700	17
Ricoh Co Ltd	700	6
Rohm Co Ltd	400	6
SBI Holdings Inc/Japan	300	7
SCREEN Holdings	100	11
SCSK	200	4
Secom	300	21
Seiko Epson Corp	300	5
Sekisui Chemical Co Ltd	400	6
Sekisui House	800	18
Seven & i Holdings Co Ltd	2,800	36
SG Holdings Co Ltd	400	5
Sharp Corp/Japan *	300	2
Shimadzu Corp	300	8
Shimano Inc	100	16
Shimizu Corp	700	4
Shin-Etsu Chemical	2,300	91
Shionogi & Co Ltd	300	14
Shiseido Co Ltd	500	13

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Shizuoka Financial Group	500	$5
SMC Corp/Japan	48	25
SoftBank	3,500	42
SoftBank Group Corp	1,300	65
Sompo Holdings Inc	1,200	24
Sony Group	1,600	133
Square Enix Holdings	100	4
Subaru Corp	800	18
SUMCO Corp	400	6
Sumitomo Corp	1,400	37
Sumitomo Electric Industries	900	14
Sumitomo Metal Mining Co Ltd	300	10
Sumitomo Mitsui Financial Group Inc	1,600	91
Sumitomo Mitsui Trust Holdings Inc	800	17
Sumitomo Realty & Development	400	14
Suntory Beverage & Food Ltd	200	7
Suzuki Motor Corp	2,000	23
Sysmex Corp	600	10
T&D Holdings	700	11
Taisei	200	7
Takeda Pharmaceutical Co Ltd	2,000	53
TDK Corp	500	23
Terumo Corp	1,800	31
TIS	300	6
Tobu Railway Co Ltd	200	4
Toho Co Ltd/Tokyo	100	3
Tokio Marine Holdings Inc	2,300	73
Tokyo Electric Power Holdings *	1,900	12
Tokyo Electron Ltd	600	134
Tokyo Gas	500	11
Tokyu Corp	700	8
TOPPAN Holdings	300	7
Toray Industries Inc	1,700	8
TOTO Ltd	200	5
Toyota Industries Corp	200	19
Toyota Motor Corp	13,500	312
Toyota Tsusho Corp	300	19
Trend Micro Inc/Japan	200	10
Unicharm Corp	500	15
USS Co Ltd	600	5
West Japan Railway Co	600	11
Yakult Honsha Co Ltd	400	8
Yamaha	200	4
Yamaha Motor Co Ltd	1,200	11
Yamato Holdings Co Ltd	300	4
Yaskawa Electric Corp	300	13
Yokogawa Electric Corp	300	7
Zensho Holdings	100	4
ZOZO Inc	200	4

		4,851

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Jordan — 0.0%
Hikma Pharmaceuticals PLC	203	$5

Luxembourg — 0.0%
ArcelorMittal	647	16
Birkenstock Holding *	200	9
Eurofins Scientific	165	10

		35

Macao — 0.0%
Galaxy Entertainment Group Ltd	3,000	13
Sands China Ltd *	2,800	7

		20

Mexico — 0.0%
Southern Copper Corp	445	52

Netherlands — 0.3%
ABN AMRO Group NV	664	11
Adyen NV *	27	33
Aegon	2,201	14
Akzo Nobel NV	223	15
Argenx *	75	28
ASM International	58	37
ASML Holding NV	516	459
ASR Nederland	221	11
BE Semiconductor Industries	105	14
DSM-Firmenich	239	27
Euronext	105	9
EXOR	133	15
Heineken	370	36
Heineken Holding NV	168	14
IMCD	70	11
ING Groep NV	4,200	67
JDE Peet's	123	3
Koninklijke Ahold Delhaize	1,227	37
Koninklijke KPN NV	4,055	15
Koninklijke Philips NV *	1,140	31
NN Group NV	371	17
OCI	129	3
Randstad NV	147	7
Universal Music Group	1,052	31
Wolters Kluwer NV	316	47

		992

New Zealand — 0.0%
Auckland International Airport Ltd	1,560	7
Fisher & Paykel Healthcare Corp Ltd	797	13
Mercury NZ	886	3
Meridian Energy Ltd	1,584	6
Spark New Zealand Ltd	2,300	7

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Xero *	192	$15

		51

Norway — 0.0%
Aker BP ASA	388	9
DNB Bank	1,250	22
Equinor	1,170	32
Gjensidige Forsikring ASA	246	4
Kongsberg Gruppen	109	8
Mowi ASA	616	11
Norsk Hydro ASA	1,651	10
Orkla ASA	922	6
Salmar	80	5
Telenor ASA	859	10

		117

Portugal — 0.0%
EDP - Energias de Portugal SA	4,121	16
Galp Energia SGPS	615	13
Jeronimo Martins SGPS SA	348	7

		36

Puerto Rico — 0.0%
Popular Inc	422	36

Singapore — 0.1%
CapitaLand Ascendas ‡	4,600	9
CapitaLand Integrated Commercial Trust ‡	6,500	9
CapitaLand Investment	3,200	6
City Developments Ltd	500	2
DBS Group Holdings Ltd	2,530	65
Genting Singapore Ltd	7,400	5
Grab Holdings, Cl A *	2,300	8
Jardine Cycle & Carriage Ltd	100	2
Keppel Corp Ltd	1,800	9
Mapletree Logistics Trust ‡	4,100	4
Mapletree Pan Asia Commercial Trust ‡	2,900	3
Oversea-Chinese Banking Corp Ltd	4,700	49
Sea Ltd ADR *	500	31
Seatrium *	56,832	4
Sembcorp Industries Ltd	1,200	5
Singapore Airlines Ltd	2,100	10
Singapore Exchange Ltd	1,100	7
Singapore Technologies Engineering	1,900	6
Singapore Telecommunications	10,100	18
STMicroelectronics	839	34
United Overseas Bank Ltd	1,600	36

		322

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
South Africa — 0.0%
Anglo American PLC	1,657	$55

South Korea — 0.1%
Coupang, Cl A *	5,959	134
Delivery Hero, Cl A *	211	6

		140

Spain — 0.2%
Acciona	30	4
ACS Actividades de Construccion y Servicios	282	11
Aena SME SA	92	17
Amadeus IT Group SA, Cl A	553	35
Banco Bilbao Vizcaya Argentaria SA	7,403	81
Banco Santander SA	20,618	101
CaixaBank SA	5,443	29
Cellnex Telecom	694	23
EDP Renovaveis	388	5
Enagas SA	306	5
Endesa SA	390	7
Grifols *	366	3
Iberdrola	7,871	97
Industria de Diseno Textil SA	1,383	63
Redeia	498	8
Repsol SA	1,691	27
Telefonica SA	6,381	29

		545

Sweden — 0.2%
Alfa Laval	356	15
Assa Abloy AB, Cl B	1,230	33
Atlas Copco, Cl A	3,509	63
Atlas Copco, Cl B	1,916	29
Beijer Ref, Cl B	431	6
Boliden	368	12
Epiroc, Cl A	809	15
Epiroc, Cl B	479	8
EQT AB	436	12
Essity AB, Cl B	770	19
Evolution	224	25
Fastighets Balder, Cl B *	775	5
Getinge, Cl B	289	6
H & M Hennes & Mauritz, Cl B	897	14
Hexagon, Cl B	2,667	28
Holmen, Cl B	115	5
Husqvarna, Cl B	515	4
Industrivarden, Cl A	160	5
Industrivarden AB, Cl C	189	6
Indutrade	335	8
Investment Latour, Cl B	182	4
Investor, Cl B	2,237	56
L E Lundbergforetagen AB, Cl B	93	5

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Lifco, Cl B	286	$7
Nibe Industrier, Cl B	1,861	9
Saab, Cl B	113	9
Sagax, Cl B	258	7
Sandvik AB	1,309	27
Securitas AB, Cl B	604	6
Skandinaviska Enskilda Banken AB, Cl A	2,174	29
Skanska AB, Cl B	418	7
SKF AB, Cl B	471	10
Svenska Cellulosa, Cl B	744	11
Svenska Handelsbanken AB, Cl A	2,008	18
Swedbank AB, Cl A	1,112	22
Swedish Orphan Biovitrum *	246	6
Tele2 AB, Cl B	697	7
Telefonaktiebolaget LM Ericsson, Cl B	3,583	18
Telia Co AB	3,263	8
Volvo, Cl A	246	7
Volvo AB, Cl B	1,950	50
Volvo Car, Cl B *	1,019	3

		644

Switzerland — 0.4%
ABB Ltd	2,025	99
Adecco Group AG	196	7
Alcon Inc	638	49
Avolta *	99	4
Bachem Holding, Cl B	41	4
Baloise Holding AG	56	8
Banque Cantonale Vaudoise	37	4
Barry Callebaut	4	6
BKW	26	4
Chocoladefabriken Lindt & Spruengli AG	2	23
Cie Financiere Richemont SA, Cl A	679	95
Clariant AG	265	4
EMS-Chemie Holding AG	9	7
Geberit	44	24
Givaudan	12	52
Helvetia Holding	53	7
Julius Baer Group Ltd	262	14
Kuehne + Nagel International AG	67	18
Logitech International	213	17
Lonza Group AG	94	52
Novartis AG	2,632	255
Partners Group Holding AG	28	36
Sandoz Group *	514	17
Schindler Holding	79	20
SGS	204	18
SIG Group	375	7
Sika AG	194	56
Sonova Holding AG	64	18
Straumann Holding	137	18
Swatch Group	36	8

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Swatch Group AG/The	65	$3
Swiss Life Holding AG	38	26
Swiss Prime Site AG	130	12
Swisscom AG	32	18
Temenos AG	78	5
UBS Group	4,233	112
VAT Group	33	17
Zurich Insurance Group AG	189	91

		1,235

United Kingdom — 0.7%
3i Group PLC	1,266	46
Abrdn PLC	2,490	5
Admiral Group PLC	340	12
Ashtead Group PLC	539	39
Associated British Foods PLC	437	15
AstraZeneca PLC	1,991	301
Auto Trader Group PLC	1,144	10
Aviva	3,441	20
BAE Systems PLC	3,920	65
Barclays PLC	19,465	49
Barratt Developments PLC	1,230	7
Berkeley Group Holdings	133	8
British American Tobacco PLC	2,615	77
BT Group PLC, Cl A	8,534	11
Bunzl PLC	414	16
Burberry Group PLC	472	7
Centrica PLC	6,674	11
CK Hutchison Holdings Ltd	3,500	17
Coca-Cola Europacific Partners	300	22
Compass Group PLC	2,157	60
Croda International PLC	171	10
DCC PLC	121	8
Diageo PLC	2,847	99
Entain PLC	723	7
Flutter Entertainment *	225	42
Halma PLC	466	13
Hargreaves Lansdown PLC	437	4
HSBC Holdings PLC	24,626	214
Imperial Brands PLC	1,099	25
Informa PLC	1,750	17
InterContinental Hotels Group PLC	215	21
Intertek Group PLC	198	12
J Sainsbury PLC	2,159	7
JD Sports Fashion	3,166	5
Kingfisher PLC	2,398	7
Land Securities Group PLC ‡	865	7
Legal & General Group PLC	7,333	22
Lloyds Banking Group PLC	82,595	54
London Stock Exchange Group PLC	528	58
M&G PLC	2,738	7
Melrose Industries	1,835	15

Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
National Grid PLC	4,864	$64
NatWest Group	7,234	27
Next PLC	159	18
Ocado Group PLC *	709	3
Pearson PLC	793	10
Persimmon PLC	392	6
Phoenix Group Holdings PLC	921	6
Reckitt Benckiser Group PLC	912	51
RELX PLC	2,399	99
Rentokil Initial PLC	3,094	16
Rolls-Royce Holdings PLC *	10,721	55
Sage Group PLC/The	1,252	18
Schroders	1,088	5
Segro PLC ‡	1,696	18
Severn Trent PLC	377	12
Smith & Nephew PLC	1,069	13
Smiths Group PLC	435	9
Spirax-Sarco Engineering PLC	90	10
SSE PLC	1,429	30
St. James's Place PLC	668	4
Standard Chartered PLC	3,021	26
Taylor Wimpey PLC	4,336	7
TechnipFMC	2,323	59
Tesco PLC	9,087	34
Unilever PLC	3,220	167
United Utilities Group PLC	837	11
Vodafone Group PLC	29,270	25
Whitbread PLC	248	10
Wise, Cl A *	742	7
WPP PLC	1,315	13

		2,285

Total Foreign Common Stock
(Cost $17,927) ($ Thousands)		19,582

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 0.0%

SPDR S&P 500 ETF Trust	359	$180

Total Exchange Traded Fund
(Cost $150) ($ Thousands)		180

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Bayerische Motoren Werke AG (A)	73	8
Dr Ing hc F Porsche (A)	140	12
Porsche Automobil Holding SE (A)	188	10
Volkswagen AG (A)	275	34

		64
Consumer Staples — 0.0%
Henkel AG & Co KGaA (A)	219	17

Health Care — 0.0%
Sartorius AG (A)	34	10

Total Preferred Stock
(Cost $104) ($ Thousands)		91

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.120%**†	3,807,523	3,808
Total Cash Equivalent
(Cost $3,808) ($ Thousands)		3,808
Total Investments in Securities — 85.8%
(Cost $235,303) ($ Thousands)		$280,174

A list of the open futures contracts held by the Fund at April 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Long Contracts
MSCI EAFE Index	197	Jun-2024	$23,214	$22,335	$(879)
MSCI Emerging Markets	213	Jun-2024	11,151	11,097	(54)
Russell 2000 Index E-MINI	118	Jun-2024	12,446	11,715	(731)
S&P 500 Index E-MINI	17	Jun-2024	4,392	4,307	(85)
			$51,203	$49,454	$(1,749)

Percentages are based on a Net Assets of $326,370 ($ Thousands).
*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
EAFE — Europe, Australasia and Far East
ETF — Exchange-Traded Fund
Ltd — Limited
MSCI — Morgan Stanley Capital International

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Diversified Equity Fund (Concluded)

NASDAQ – National Association of Securities Dealers and Automated Quotations
PLC — Public Limited Company
REIT — Real Estate Investment Trust
S&P— Standard & Poor's
SPDR — Standard & Poor's Depository Receipt

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2024 ($ Thousands):

Security Description	Value 7/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 4/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,708	$22,474	$(21,374)	$—	$—	$3,808	$123	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Enhanced Fixed Income Fund

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS — 99.0%
SPDR Bloomberg Emerging Markets USD Bond ETF	842,458	$19,756
SPDR Portfolio High Yield Bond ETF	858,540	19,789

Total Exchange Traded Funds
(Cost $39,973) ($ Thousands)		39,545

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.120%**†	189,668	190
Total Cash Equivalent
(Cost $190) ($ Thousands)		190
Total Investments in Securities — 99.5%
(Cost $40,163) ($ Thousands)		$39,735

Percentages are based on Net Assets of $39,918 ($ Thousands).
†	Investment in Affiliated Security.
**	The rate reported is the 7-day effective yield as of April 30, 2024.

ETF — Exchange-Traded Fund
SPDR — Standard & Poor's Depository Receipt
USD — U.S. Dollar

The following is a summary of the Fund's transactions with affiliates for the period ended April 30, 2024 ($ Thousands):

Security Description	Value 7/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 4/30/2024	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$140	$3,256	$(3,206)	$—	$—	$190	$11	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 41.6%
U.S. Treasury Bonds
4.750%, 11/15/2043	$4,500	$4,414
4.750%, 11/15/2053	3,950	3,929
4.375%, 08/15/2043	3,600	3,362
4.250%, 02/15/2054	500	458
3.625%, 05/15/2053	100	82
3.000%, 08/15/2052	500	361
2.875%, 05/15/2049	200	142
2.250%, 02/15/2052	500	305
1.875%, 11/15/2051	200	111
1.625%, 11/15/2050	500	261
1.250%, 05/15/2050	300	142
U.S. Treasury Notes
4.875%, 11/30/2025	4,400	4,381
4.625%, 04/30/2031	500	498
4.500%, 11/15/2033	3,300	3,251
4.375%, 12/15/2026	5,000	4,933
4.375%, 11/30/2028	500	492
4.250%, 12/31/2025	6,000	5,916
4.250%, 01/31/2026	4,500	4,436
4.250%, 02/28/2031	300	292
4.125%, 07/31/2028	500	488
4.125%, 03/31/2029	400	390
4.000%, 01/15/2027	6,000	5,862
4.000%, 01/31/2029	5,500	5,329
4.000%, 01/31/2031	4,950	4,748
3.875%, 08/15/2033	200	188
3.750%, 12/31/2028	5,500	5,273
3.750%, 12/31/2030	3,250	3,073
3.625%, 03/31/2030	200	189
3.500%, 02/15/2033	300	274

Total U.S. Treasury Obligations
(Cost $65,670) ($ Thousands)		63,580

MORTGAGE-BACKED SECURITIES — 26.8%
Agency Mortgage-Backed Obligations — 26.1%
FHLMC
6.500%, 02/01/2054	369	375
6.000%, 11/01/2053	1,480	1,467
5.500%, 03/01/2054	396	384
5.000%, 12/01/2053	564	534
4.500%, 10/01/2052 to 11/01/2052	2,259	2,084
4.000%, 11/01/2052	751	672
3.500%, 07/01/2038 to 09/01/2052	2,465	2,183
3.000%, 04/01/2052	2,550	2,109
2.500%, 04/01/2052	1,491	1,189
2.000%, 01/01/2051	2,954	2,249
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A2
4.050%, 07/25/2033	350	322

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K508, Cl A2
4.740%, 08/25/2028(A)	$500	$492
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	400	395
FNMA
6.500%, 11/01/2053	467	470
5.500%, 07/01/2053 to 09/01/2053	1,164	1,130
5.000%, 10/01/2053	1,176	1,115
4.000%, 08/01/2052	750	673
3.500%, 01/01/2048 to 09/01/2051	1,222	1,070
3.000%, 04/01/2051	726	613
2.500%, 03/01/2037 to 06/01/2052	4,424	3,601
2.000%, 06/01/2036 to 03/01/2052	6,449	5,009
1.500%, 05/01/2037	1,041	876
FNMA TBA
6.500%, 05/01/2037	375	378
5.500%, 04/30/2035	375	364
2.500%, 05/15/2054	975	771
2.000%, 05/13/2173	675	509
GNMA
6.000%, 05/20/2053	759	763
4.500%, 10/20/2052	986	920
4.000%, 10/20/2052	1,019	923
3.500%, 06/20/2052	1,236	1,089
3.000%, 09/20/2051	1,270	1,082
2.500%, 08/20/2051 to 04/20/2052	2,195	1,801
2.000%, 12/20/2050	1,794	1,414
GNMA TBA
5.500%, 05/21/2037	750	735

		39,761
Non-Agency Mortgage-Backed Obligations — 0.7%
BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/2052	275	236
BBCMS Mortgage Trust, Ser 2024-C24, Cl A5
5.419%, 02/15/2057	150	147
Benchmark Mortgage Trust, Ser 2020-B19, Cl A5
1.850%, 09/15/2053	350	275
BMO Mortgage Trust, Ser 2024-C8, Cl A5
5.598%, 03/15/2057(A)	135	134

Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/2055(A)	$350	$312

		1,104
Total Mortgage-Backed Securities
(Cost $42,343) ($ Thousands)		40,865

CORPORATE OBLIGATIONS — 26.7%
Communication Services — 2.1%
AT&T
5.400%, 02/15/2034	250	244
3.650%, 06/01/2051	375	258
Charter Communications Operating
6.150%, 11/10/2026	250	251
5.250%, 04/01/2053	200	150
Comcast
5.350%, 05/15/2053	250	232
4.800%, 05/15/2033	250	238
4.550%, 01/15/2029	250	243
T-Mobile USA
5.500%, 01/15/2055	250	235
4.850%, 01/15/2029	250	243
Verizon Communications
3.400%, 03/22/2041	350	261
2.100%, 03/22/2028	250	221
Walt Disney
7.750%, 12/01/2045	200	251
Warnermedia Holdings
5.050%, 03/15/2042	250	200
3.755%, 03/15/2027	250	236

		3,263

Consumer Discretionary — 2.0%
Amazon.com
4.650%, 12/01/2029	250	246
3.300%, 04/13/2027	250	238
2.875%, 05/12/2041	150	108
Ford Motor Credit
6.050%, 03/05/2031	250	246
5.800%, 03/05/2027	250	248
General Motors Financial
5.400%, 04/06/2026	250	249
5.400%, 05/08/2027	100	99
Home Depot
4.950%, 09/30/2026	250	249
4.900%, 04/15/2029	250	247
3.300%, 04/15/2040	150	114
Las Vegas Sands
3.500%, 08/18/2026	200	189

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lowe's
2.800%, 09/15/2041	$150	$101
McDonald's
5.450%, 08/14/2053	150	143
Starbucks
5.000%, 02/15/2034	100	95
4.850%, 02/08/2027	100	99
Toyota Motor Credit MTN
4.800%, 01/05/2034	200	190
4.650%, 01/05/2029	250	244

		3,105

Consumer Staples — 1.4%
Anheuser-Busch InBev Worldwide
4.350%, 06/01/2040	250	215
3.500%, 06/01/2030	250	228
BAT Capital
7.079%, 08/02/2043	300	311
Coca-Cola
2.875%, 05/05/2041	100	72
Constellation Brands
4.800%, 01/15/2029	250	243
General Mills
4.700%, 01/30/2027	250	245
JBS USA Holding Lux Sarl
6.500%, 12/01/2052	250	237
Pepsico Singapore Financing I Pte
4.550%, 02/16/2029	150	146
Philip Morris International
5.125%, 02/15/2030	250	246
Walmart
4.500%, 04/15/2053	200	174

		2,117

Energy — 1.8%
BP Capital Markets America
4.989%, 04/10/2034	250	241
4.699%, 04/10/2029	250	245
Enbridge
6.700%, 11/15/2053	250	267
Energy Transfer
5.950%, 05/15/2054	250	236
Enterprise Products Operating
4.850%, 01/31/2034	200	190
4.600%, 01/11/2027	250	246
Exxon Mobil
4.227%, 03/19/2040	200	174
Kinder Morgan
5.000%, 02/01/2029	200	195
ONEOK
6.625%, 09/01/2053	250	261

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pioneer Natural Resources
5.100%, 03/29/2026	$250	$248
Shell International Finance BV
3.250%, 04/06/2050	250	170
Williams
4.900%, 03/15/2029	250	243

		2,716

Financials — 9.3%
African Development Bank
4.125%, 02/25/2027	200	195
American Express
4.900%, 02/13/2026	250	247
Aon North America
5.150%, 03/01/2029	100	99
Ares Capital
5.875%, 03/01/2029	200	196
Asian Development Bank MTN
4.500%, 08/25/2028	200	197
4.125%, 01/12/2027	250	245
Asian Infrastructure Investment Bank
4.875%, 09/14/2026	250	249
Banco Santander
6.527%, H15T1Y + 1.650%, 11/07/2027 (A)	200	203
Bank of America
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	200	192
5.202%, SOFRRATE + 1.630%, 04/25/2029 (A)	250	246
5.080%, SOFRRATE + 1.290%, 01/20/2027 (A)	500	495
2.972%, SOFRRATE + 1.560%, 07/21/2052 (A)	100	63
Bank of America MTN
2.676%, SOFRRATE + 1.930%, 06/19/2041 (A)	150	101
Bank of New York Mellon
4.947%, SOFRRATE + 1.026%, 04/26/2027 (A)	250	247
Barclays
6.496%, SOFRRATE + 1.880%, 09/13/2027 (A)	250	253
6.224%, SOFRRATE + 2.980%, 05/09/2034 (A)	250	251
Canadian Imperial Bank of Commerce
5.260%, 04/08/2029	65	64
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	250	269
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (A)	200	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chubb INA Holdings MTN
5.000%, 03/15/2034	$65	$63
Citibank
5.803%, 09/29/2028	250	255
5.488%, 12/04/2026	250	250
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	100	99
2.904%, SOFRRATE + 1.379%, 11/03/2042 (A)	100	69
Cooperatieve Rabobank UA
4.850%, 01/09/2026	250	248
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	200	205
5.706%, SOFRRATE + 1.594%, 02/08/2028 (A)	150	149
European Investment Bank
4.000%, 02/15/2029	250	241
3.750%, 02/14/2033	200	186
Goldman Sachs Group
6.561%, SOFRRATE + 1.950%, 10/24/2034 (A)	100	105
6.484%, SOFRRATE + 1.770%, 10/24/2029 (A)	250	258
3.436%, SOFRRATE + 1.632%, 02/24/2043 (A)	150	111
HSBC Holdings
6.547%, SOFRRATE + 2.980%, 06/20/2034 (A)	200	203
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	250	250
5.546%, SOFRRATE + 1.460%, 03/04/2030 (A)	50	49
Inter-American Development Bank MTN
4.500%, 05/15/2026	250	247
International Bank for Reconstruction & Development
4.750%, 11/14/2033	100	100
4.000%, 01/10/2031	200	190
3.500%, 07/12/2028	250	237
JPMorgan Chase
5.336%, SOFRRATE + 1.620%, 01/23/2035 (A)	100	97
5.040%, SOFRRATE + 1.190%, 01/23/2028 (A)	250	246
5.012%, SOFRRATE + 1.310%, 01/23/2030 (A)	250	244
3.328%, SOFRRATE + 1.580%, 04/22/2052 (A)	150	102
3.109%, TSFR3M + 2.460%, 04/22/2041 (A)	150	109

Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/2035 (A)	$100	$98
Kreditanstalt fuer Wiederaufbau
4.125%, 07/15/2033	150	142
4.000%, 03/15/2029	250	241
Lloyds Banking Group
5.462%, H15T1Y + 1.375%, 01/05/2028 (A)	200	198
Marsh & McLennan
5.700%, 09/15/2053	250	247
MetLife
5.375%, 07/15/2033	250	248
Mitsubishi UFJ Financial Group
5.441%, H15T1Y + 1.630%, 02/22/2034 (A)	200	198
5.422%, H15T1Y + 1.380%, 02/22/2029 (A)	200	199
Mizuho Financial Group
5.778%, H15T1Y + 1.650%, 07/06/2029 (A)	200	201
Morgan Stanley
5.466%, SOFRRATE + 1.730%, 01/18/2035 (A)	100	97
5.173%, SOFRRATE + 1.450%, 01/16/2030 (A)	250	245
3.217%, SOFRRATE + 1.485%, 04/22/2042 (A)	150	109
Morgan Stanley MTN
5.942%, H15T5Y + 1.800%, 02/07/2039 (A)	100	96
Morgan Stanley Bank
4.952%, SOFRRATE + 1.080%, 01/14/2028 (A)	250	246
Nasdaq
5.950%, 08/15/2053	100	99
National Australia Bank
4.750%, 12/10/2025	250	248
Nomura Holdings
6.070%, 07/12/2028	200	202
Oesterreichische Kontrollbank
5.000%, 10/23/2026	200	200
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (A)	250	255
Royal Bank of Canada MTN
4.875%, 01/19/2027	200	198
S&P Global
3.900%, 03/01/2062	150	109
Sumitomo Mitsui Financial Group
5.766%, 01/13/2033	200	202
3.050%, 01/14/2042	200	145

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
5.523%, 07/17/2028	$200	$201
Truist Financial MTN
6.047%, SOFRRATE + 2.050%, 06/08/2027 (A)	200	201
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	250	250
Wells Fargo
4.811%, 01/15/2026	250	247
3.068%, SOFRRATE + 2.530%, 04/30/2041 (A)	150	107
Wells Fargo MTN
5.198%, SOFRRATE + 1.500%, 01/23/2030 (A)	250	245
4.611%, SOFRRATE + 2.130%, 04/25/2053 (A)	100	83
Westpac Banking
5.535%, 11/17/2028	250	253

		14,134

Health Care — 2.9%
AbbVie
5.050%, 03/15/2034	50	49
4.050%, 11/21/2039	250	212
2.950%, 11/21/2026	250	236
Amgen
5.600%, 03/02/2043	100	96
5.250%, 03/02/2030	250	248
5.150%, 03/02/2028	250	248
Astrazeneca Finance
5.000%, 02/26/2034	35	34
4.850%, 02/26/2029	65	64
Becton Dickinson
5.110%, 02/08/2034	100	96
Bristol-Myers Squibb
6.400%, 11/15/2063	125	133
5.200%, 02/22/2034	20	20
3.550%, 03/15/2042	250	190
Cigna Group
5.600%, 02/15/2054	20	19
5.250%, 02/15/2034	50	48
5.000%, 05/15/2029	150	147
CVS Health
5.625%, 02/21/2053	100	92
5.300%, 06/01/2033	250	242
5.000%, 02/20/2026	250	247
Elevance Health
5.125%, 02/15/2053	200	180
Eli Lilly
4.950%, 02/27/2063	100	90

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Gilead Sciences
2.600%, 10/01/2040	$100	$67
HCA
4.375%, 03/15/2042	250	200
3.625%, 03/15/2032	250	215
Johnson & Johnson
2.100%, 09/01/2040	100	65
Merck
5.150%, 05/17/2063	125	116
2.350%, 06/24/2040	250	167
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	150	140
4.450%, 05/19/2026	250	246
UnitedHealth Group
5.050%, 04/15/2053	200	182
4.500%, 04/15/2033	200	188
4.250%, 01/15/2029	200	192

		4,469

Industrials — 1.9%
AerCap Ireland Capital DAC
5.300%, 01/19/2034	150	143
Boeing
5.705%, 05/01/2040	300	273
2.196%, 02/04/2026	250	233
Carrier Global
3.377%, 04/05/2040	300	225
Caterpillar Financial Services
4.500%, 01/08/2027	250	246
John Deere Capital
4.500%, 01/08/2027	250	246
4.500%, 01/16/2029	250	243
Regal Rexnord
6.050%, 04/15/2028 (B)	250	249
RTX
6.400%, 03/15/2054	250	268
Union Pacific
4.950%, 05/15/2053	200	182
4.750%, 02/21/2026	250	248
United Airlines Pass Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	200	199
United Parcel Service
5.050%, 03/03/2053	200	184

		2,939

Information Technology — 1.9%
Apple
4.300%, 05/10/2033	200	193
4.000%, 05/10/2028	250	241
2.375%, 02/08/2041	150	101

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Broadcom
4.150%, 04/15/2032 (B)	$200	$180
3.500%, 02/15/2041 (B)	250	186
Intel
5.625%, 02/10/2043	100	97
5.125%, 02/10/2030	250	247
4.875%, 02/10/2026	250	248
International Business Machines
5.100%, 02/06/2053	200	181
4.500%, 02/06/2028	250	244
Micron Technology
5.300%, 01/15/2031	250	245
Microsoft
2.921%, 03/17/2052	200	132
Oracle
4.500%, 05/06/2028	250	242
3.600%, 04/01/2040	250	188
Texas Instruments
5.050%, 05/18/2063	150	136

		2,861

Materials — 0.7%
BHP Billiton Finance USA
5.250%, 09/08/2033	150	147
4.875%, 02/27/2026	250	247
Celanese US Holdings
6.550%, 11/15/2030	250	256
Newmont
5.750%, 11/15/2041 (B)	250	246
Rio Tinto Finance USA
5.125%, 03/09/2053	150	138

		1,034

Real Estate — 0.6%
Alexandria Real Estate Equities
5.625%, 05/15/2054	100	92
5.250%, 05/15/2036	45	42
American Tower
5.450%, 02/15/2034	100	97
5.200%, 02/15/2029	100	98
Prologis
5.250%, 06/15/2053	100	92
Realty Income
4.750%, 02/15/2029	250	242
Sun Communities Operating
5.500%, 01/15/2029	250	246

		909

Utilities — 2.1%
AEP Transmission
5.400%, 03/15/2053	150	140

Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DTE Electric
4.850%, 12/01/2026	$50	$50
Duke Energy
4.850%, 01/05/2027	200	197
4.850%, 01/05/2029	200	194
Duke Energy Carolinas
5.400%, 01/15/2054	150	141
4.850%, 01/15/2034	200	190
Eversource Energy
5.450%, 03/01/2028	250	248
Exelon
5.150%, 03/15/2028	250	247
Georgia Power
4.950%, 05/17/2033	250	238
NextEra Energy Capital Holdings
5.250%, 02/28/2053	150	135
4.900%, 02/28/2028	250	245
Pacific Gas and Electric
6.750%, 01/15/2053	250	258
6.400%, 06/15/2033	250	254
PacifiCorp
5.800%, 01/15/2055	225	208
Southern California Edison
5.875%, 12/01/2053	150	146
Spire
5.300%, 03/01/2026	100	99
Union Electric
5.250%, 01/15/2054	150	136
Virginia Electric and Power
5.350%, 01/15/2054	150	139

		3,265

Total Corporate Obligations
(Cost $42,253) ($ Thousands)		40,812

SOVEREIGN DEBT — 1.9%

Canada Government International Bond
3.750%, 04/26/2028	250	240
Chile Government International Bond
4.850%, 01/22/2029	200	195
Export Development Canada
4.125%, 02/13/2029	90	87
Indonesia Government International Bond
5.100%, 02/10/2054	200	181
Japan Bank for International Cooperation
4.375%, 01/24/2031	200	193
Korea Development Bank
4.500%, 02/15/2029	200	195

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Mexico Government International Bond
6.400%, 05/07/2054	$200	$188
6.000%, 05/07/2036	200	192
Panama Government International Bond
6.853%, 03/28/2054	200	174
Peruvian Government International Bond
3.300%, 03/11/2041	200	141
Philippine Government International Bond
5.000%, 07/17/2033	200	193
Province of Alberta Canada
4.500%, 01/24/2034	250	239
Province of Ontario Canada
4.200%, 01/18/2029	250	242
Province of Quebec Canada
4.500%, 09/08/2033	250	239
3.625%, 04/13/2028	200	190

Total Sovereign Debt
(Cost $3,002) ($ Thousands)		2,889

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FHLB
4.625%, 11/17/2026	250	248
4.125%, 01/15/2027	500	490
4.000%, 06/30/2028	250	243
FNMA
0.875%, 08/05/2030	550	434

Total U.S. Government Agency Obligations
(Cost $1,450) ($ Thousands)		1,415

ASSET-BACKED SECURITIES — 0.5%
Automotive — 0.2%

CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	150	149
Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A3
5.540%, 08/15/2028	150	150
		299

Credit Cards — 0.2%

American Express Credit Account Master Trust, Ser 2022-3, Cl A
3.750%, 08/15/2027	150	147
Capital One Multi-Asset Execution Trust, Ser 2023-A1, Cl A
4.420%, 05/15/2028	150	147
		294

Adviser Managed Trust

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Core Fixed Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securites — 0.1%

Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028	$150	$149

Total Asset-Backed Securities
(Cost $748) ($ Thousands)		742

MUNICIPAL BOND — 0.1%
Kansas — 0.1%
State of Kansas Department of Transportation, RB
4.596%, 09/01/2035	200	187

Total Municipal Bond

(Cost $197) ($ Thousands)		187

Total Investments in Securities — 98.5%
(Cost $155,663) ($ Thousands)		$150,490

Percentages are based on Net Assets of $152,776 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2024, the value of these securities amounted to $861 ($ Thousands), representing 0.6% of the Net Assets of the Fund.

Cl — Class
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
Ser — Series
TBA — To Be Announced
S&P — Standard & Poor's

Adviser Managed Trust